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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09685

                          Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2003 through October 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.REPORTS TO SHAREOWNERS.

PIONEER
                             -----------------------
                                      HIGH
                                      YIELD
                                      FUND

                                     Annual
                                     Report

                                    10/31/04

                              [LOGO] PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        1
Portfolio Summary                                            2
Performance Update                                           3
Comparing Ongoing Fund Expenses                              8
Portfolio Management Discussion                             10
Schedule of Investments                                     14
Financial Statements                                        25
Notes to Financial Statements                               34
Report of Independent Registered Public Accounting Firm     43
The Pioneer Family of Mutual Funds                          44
Trustees, Officers and Service Providers                    45

Pioneer High Yield Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 10/31/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
High energy prices and rising interest rates caused concern among investors during the third quarter of 2004. As oil prices touched $50 per barrel for the first time, many consumers, faced with high priced gasoline and anticipating a winter of hefty heating bills, responded by holding back on spending. Consumers account for the bulk of the nation's economic activity, and retail sales over the summer were erratic. Beyond soaring energy costs, which have the effect of a tax increase on individuals and businesses, the slack job creation data of the last few months also undermined confidence in the economic outlook. The markets in general fell during the third quarter. Continued unsettled conditions in Iraq and the ever present specter of terrorism also weighed on investors' minds. Overseas, global markets were fairly stable, after stumbling earlier in the year.

But the fuzzy economic picture was good news for bond investors. Despite three hikes in short-term interest rates, the first increases in four years, bond prices rose and yields fell over the period. Longer-term Treasury securities were the strongest performers, with corporate bonds, including high-yield issues, also delivering favorable returns. Lower long-term rates were also beneficial to the housing and mortgage industries. Behind the rally in bonds lies investor skepticism about the strength and durability of the current economic recovery. A slowing recovery leading to an easing of inflationary pressures may convince the Federal Reserve Board to slow the pace of future rate increases. Less inflation would also mean better real returns for bond holders.

Pioneer believes that the economy will continue to expand in 2005, but at a more measured tempo. After an extended period of cutting costs and bolstering balance sheets, many corporations are financially stronger than they have been in some time. And although short-term interest rates have risen, they are still relatively low and do not appear to be a barrier for companies needing to borrow for expansion. Equity valuations now appear better aligned with earnings prospects than was the case a year ago, when prices ran ahead of profit expectations. Therefore, steady but moderate expansion in corporate profits has the potential to drive stock prices higher.

A one-step approach to portfolio allocation

Building and maintaining a long-term strategy for your portfolio means deciding on an appropriate mix of investments, then adjusting the weightings as time passes and your goals change. The Pioneer Ibbotson Asset Allocation Series is a family of three portfolios - moderate, growth and aggressive - each comprising a select group of Pioneer funds. Ibbotson Associates, a leading authority on investing and asset allocation, diversifies, reallocates and automatically rebalances the portfolios periodically. By rebalancing the portfolio as rates of return on stocks, bonds and other investments vary, Ibbotson seeks to manage risk and to keep your holdings in line with the Fund's stated goals.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 10/31/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------
(As a percentage of total investment portfolio)

   [The following table was depicted as a pie chart in the printed material.]

U.S. Corporate Bonds                    52.8%
Convertible Corporate Bonds             37.5%
Temporary Cash Investments               6.0%
Convertible Preferred Stocks             3.6%
U.S. Common Stocks                       0.1%


Sector Distribution
--------------------------------------
(As a percentage of total long-term securities)

[The following table was depicted as a pie chart in the printed material.]

Materials                       28.9%
Information Technology          17.9%
Health Care                     13.1%
Industrials                     11.9%
Financials                      10.4%
Consumer Discretionary           6.7%
Energy                           6.2%
Utilities                        4.9%

Quality Distribution
--------------------------------------------------------------------------------
(As a percentage of total long-term securities and based on S&P ratings)

[The following table was depicted as a pie chart in the printed material.]

B                               43.0%
BB                              26.9%
Not Rated                       18.3%
BBB                              3.5%
CCC & Lower                      4.8%
Cash and Equivalents             3.5%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term in securities)*



  1.    Tesoro Petroleum Corp., 9.625%, 4/1/12                3.67%
  2.    Texas Industries, Inc., 10.25%, 6/15/11               2.82
  3.    Bowater, Inc., 6.5%, 6/15/13                          2.62
  4.    Freeport McMoRan Copper & Gold, Inc. (144A)           2.51
  5.    SCI Systems, Inc., 3.0%, 3/15/07                      2.39
  6.    Crown Holdings, 9.5%, 3/1/11                          2.38
  7.    Interpublic Group Companies, 7.25%, 8/15/11           2.32
  8.    LNR Property Corp., 7.25%, 10/15/13                   2.27
  9.    Ivax Corp., 4.5%, 5/15/08                             2.23
 10.    Millennium Chemicals, Inc., 4.0%, 11/15/23 (144A)     1.98

* This list excludes money market and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/04                                       CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   10/31/04   10/31/03
                            $11.73     $11.59

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 10/31/04)      Income       Capital Gains   Capital Gains
                          $0.6920      $0.0619         $0.0096

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund at public offering price, compared to that of the Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

---------------------------------------------
Average Annual Total Returns
(As of October 31, 2004)

                  Net Asset   Public Offering
Period              Value       Price (POP)
 Life of Fund
 (2/12/98)           11.53%      10.77%
 5 Years             14.31       13.27
 1 Year               7.98        3.08
---------------------------------------------

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

                                                 ML Index of
                                                 Convertible
                 Pionner       ML high Yield        Bonds
               High Yield       Master II       (Speculative
                  Fund            Index           Quality)
               ----------       ---------       ------------
2/98             $9,550          $10,000          $10,000
                 $8,260           $9,612           $9,185
                $10,069          $10,151          $12,442
10/00           $13,203           $9,980          $14,165
                $13,773           $9,985          $10,316
10/02           $13,302           $9,332          $10,042
                $18,201          $12,421          $14,342
10/04           $19,652          $13,939          $15,616

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Index comparisons begin 2/28/98. The Merrill Lynch High Yield Master II Index is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The Merrill Lynch Index of Convertible Bonds (Speculative Quality) is a market-capitalization weighted index including mandatory and non-mandatory domestic corporate convertible securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/04                                       CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   10/31/04   10/31/03
                            $11.78     $11.63


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 10/31/04)      Income       Capital Gains   Capital Gains
                          $0.6018      $0.0619         $0.0096

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

--------------------------------------
Average Annual Total Returns
(As of October 31, 2004)

                      If         If
Period               Held     Redeemed
 Life of Fund
 (2/12/98)          10.78%     10.78%
 5 Years            13.57      13.45
 1 Year              7.22       3.22
--------------------------------------

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

                                                 ML Index of
                                                 Convertible
                 Pionner       ML High Yield        Bonds
               High Yield       Master II       (Speculative
                  Fund            Index           Quality)
               ----------       ---------       ------------
2/98             $10,000         $10,000          $10,000
                  $8,602          $9,612           $9,185
                 $10,412         $10,151          $12,442
10/00            $13,619          $9,980          $14,165
                 $14,089          $9,985          $10,316
10/02            $13,497          $9,332          $10,042
                 $18,349         $12,421          $14,342
10/04            $19,674         $13,939          $15,616

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect deduction of applicable CDSC. The maximum CDSC is 4% and declines over six years. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Index comparisons begin 2/28/98. The Merrill Lynch High Yield Master II Index is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The Merrill Lynch Index of Convertible Bonds (Speculative Quality) is a market-capitalization weighted index including mandatory and non-mandatory domestic corporate convertible securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/04                                       CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   10/31/04   10/31/03
                            $11.88     $11.73


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 10/31/04)      Income       Capital Gains   Capital Gains
                          $0.6071      $0.0619         $0.0096

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund compared to that of the Merrill
Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

--------------------------------------
Average Annual Total Returns
(As of October 31, 2004)

                      If         If
Period               Held     Redeemed
Life of Fund
(2/12/98)           10.92%     10.92%
5 Years             13.75      13.75
1 Year               7.20       7.20
--------------------------------------

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

                                                 ML Index of
                                                 Convertible
                 Pionner       ML High Yield        Bonds
               High Yield       Master II       (Speculative
                  Fund            Index           Quality)
               ----------       ---------       ------------
2/98             $10,000         $10,000          $10,000
                  $8,602          $9,612           $9,185
                 $10,412         $10,151          $12,442
10/00            $13,738          $9,980          $14,165
                 $14,219          $9,985          $10,316
10/02            $13,626          $9,332          $10,042
                 $18,500         $12,421          $14,342
10/04            $19,832         $13,939          $15,616

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Index comparisons begin 2/28/98. The Merrill Lynch High Yield Master II Index is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The Merrill Lynch Index of Convertible Bonds (Speculative Quality) is a market-capitalization weighted index including mandatory and non-mandatory domestic corporate convertible securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/04                                       CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   10/31/04   10/31/03
                            $12.88     $12.66

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 10/31/04)      Income       Capital Gains   Capital Gains
                          $0.7072      $0.0619         $0.0096

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

---------------------------------------
Average Annual Total Returns
(As of October 31, 2004)
                       If         If
Period                Held     Redeemed
Life-of-Class
(2/12/98)            12.54%      12.54%
5 Years              15.91       15.91
1 Year                8.06        8.06
---------------------------------------

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

                                                 ML Index of
                                                 Convertible
                 Pionner       ML High Yield        Bonds
               High Yield       Master II       (Speculative
                  Fund            Index           Quality)
               ----------       ---------       ------------
2/98             $10,000         $10,000          $10,000
                  $8,611          $9,612           $9,185
                 $10,448         $10,151          $12,442
10/00            $13,642          $9,980          $14,165
                 $14,151          $9,985          $10,316
10/02            $13,596          $9,332          $10,042
                 $20,232         $12,421          $14,342
10/04            $21,862         $13,939          $15,616

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Index comparisons begin 2/28/98. The Merrill Lynch High Yield Master II Index is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The Merrill Lynch Index of Convertible Bonds (Speculative Quality) is a market-capitalization weighted index including mandatory and non-mandatory domestic corporate convertible securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/04                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   10/31/04   10/31/03
                            $11.70     $11.56


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 10/31/04)      Income       Capital Gains   Capital Gains
                          $0.7325      $0.0619         $0.0096

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

---------------------------------------
Average Annual Total Returns
(As of October 31, 2004)
                      If         If
Period               Held     Redeemed
Life of Fund
(2/12/98)           11.68%     11.68%
5 Years             14.43      14.43
1 Year               8.37       8.37
---------------------------------------

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

                                                 ML Index of
                                                 Convertible
                 Pionner       ML High Yield        Bonds
               High Yield       Master II       (Speculative
                  Fund            Index           Quality)
               ----------       ---------       ------------
2/98             $10,000         $10,000          $10,000
                  $8,665          $9,612           $9,185
                 $10,589         $10,151          $12,442
10/00            $13,827          $9,980          $14,165
                 $14,420          $9,985          $10,316
10/02            $13,967          $9,332          $10,042
                 $19,171         $12,421          $14,342
10/04            $20,775         $13,939          $15,616

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class.

Index comparisons begin 2/28/98. The Merrill Lynch High Yield Master II Index is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The Merrill Lynch Index of Convertible Bonds (Speculative Quality) is a market-capitalization weighted index including mandatory and non-mandatory domestic corporate convertible securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer High Yield Fund

Based on actual returns from May 1, 2004 through October 31, 2004

Share Class              A              B              C              R              Y
------------------------------------------------------------------------------------------
Beginning Account
Value On 5/1/04      $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
Ending Account
Value On
10/31/04             $1,033.99      $1,030.86      $1,030.08      $1,032.78      $1,035.85
Expenses Paid
During Period*       $    5.19      $    9.06      $    8.95      $    6.65      $    3.42

* Expenses are equal to the Fund's annualized expense ratio of 1.01%, 1.77%, 1.75%, 1.30% and 0.67%, for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer High Yield Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from May 1, 2004 through October 31, 2004

Share Class              A              B              C              R              Y
------------------------------------------------------------------------------------------
Beginning Account
Value On 5/1/04      $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
Ending Account
Value On
10/31/04             $1,020.01      $1,016.14      $1,016.24      $1,018.85      $1,021.77
Expenses Paid
During Period*       $    5.15      $    8.99      $    8.89      $    6.61      $    3.39

* Expenses are equal to the Fund's annualized expense ratio of 1.01%, 1.77%, 1.75%, 1.30% and 0.67%, for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/04
--------------------------------------------------------------------------------

High-yield bonds enjoyed a strong year during the 12 months ended October 31, 2004. In the interview below, Fund manager Margaret Patel explains what helped the high-yield market post its solid gains, as well as the factors that drove the Fund's performance.

Q: How did the Fund perform?

A: During the 12 months ended October 31, 2004, the Fund had a total return, based on net asset value, of 7.98% for the Fund's Class A shares, 7.22% for Class B shares, 7.20% for Class C shares, 8.06% for Class R shares, and 8.37% for Class Y shares. To compare, the Merrill Lynch High Yield Master II Index returned 12.19% and had an average return of 11.03% for the 419 High Current Yield Funds tracked by Lipper Inc. The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What was the environment like for the high-yield market during the Fund's fiscal year?

A: All sectors of the high-yield market generally rallied, reflecting a pick-up in the economy. Defaults continued to decline steadily from their peak in 2002. Although short-term interest rates were on the rise - as the Federal Reserve Board began to implement a tightening policy - high-yield bonds continued to offer a substantial yield advantage over comparable-maturity Treasuries and cash equivalents. Furthermore, the supply of newly issued high-yield corporate bonds was not sufficient enough to meet the demand for higher-yielding securities. As a result, high-yield bond prices continued to rise.

Q: Why did the Fund modestly underperform the Merrill Lynch High Yield Master II
   Index and the Lipper average?

A: Because of its investments in convertible bonds. Convertibles underperformed conventional high-yield bonds as they tend to be more sensitive than high-yield issues to the changes in short-term interest rates that we experienced. In addition, the period was characterized by underlying equity-market volatility that was lower than historical averages, a factor that also typically leads to the underperformance of convertible securities. Overall, the lower credit tiers of the market performed best, at a time when we were

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   moving the Fund's average credit quality higher. The Fund had minimal exposure to the distressed and lower-tier credits that led the market during the past 12 months, particularly from such sectors as telecommunications and media.

Q: What was your strategy during the period?

A: We lowered the Fund's stake in convertible securities and raised the average credit quality of its conventional high-yield bond component. We sold off the convertible securities that had fared best and consequently offered limited upside potential. At the same time, convertibles remained a cornerstone of our strategy, because they offered the Fund diversification within industries with limited opportunities in the high-yield market. We think they also offered the opportunity, over the long term, to benefit from increases in the companies' underlying stock prices. Despite the short-term underperformance of convertible securities, we believe the Fund should benefit from this approach over the long term. While the asset class currently appears to be fully valued, we continued to maintain some convertible holdings for industry diversification, the income they provided, and as a source of capital appreciation.

Q: Why did you raise the average credit quality of the Fund?

A: Yield spreads - or the difference between the yields offered by high-yield bonds and comparable Treasuries - reached a historically narrow range, indicating the recent stellar performance of high-yield bonds. By keeping the credit quality high, we sought to protect the principal value of the Fund should the situation reverse and spreads start to widen. This approach seemed particularly prudent given the currently low absolute yields offered by Treasuries. We think bonds with higher credit quality should fare better if credit concerns arise or if defaults start to rise from their very low current levels. We believe bonds from the higher credit-quality tiers also offered better relative value. Overall, we've looked to increase investments in securities issued by firms that should fully benefit from a strengthening economy. To that end, we added to investments in chemicals, construction materials, metals and mining, and paper and forest products. At the same time, we reduced the Fund's stake in technology, even though we believed that that sector has the opportunity to grow more quickly than the economy

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/04                           (continued)
--------------------------------------------------------------------------------

   over the long term. Our near-term outlook on the sector was tempered by increased competition, reduced demand, and significant capacity expansion in many pockets of technology, particularly in semiconductors and related industries.

Q: Which investments proved to be some of the top performers during the fiscal year? Which disappointed?

A: Tesoro Petroleum, a West Coast refiner, profited from tighter supply/demand conditions in its industry. Millennium Chemicals benefited from a brighter outlook for basic chemicals, particularly polyethylene. Several biotechnology holdings also fared well, including Cubist Pharmaceuticals, which offers a drug for infections in soft tissues, and CV Therapeutics, which sells products for angina. Human Genome advanced, due to clinical successes and management's focus to reduce research and development expenditures.

   Disappointments included Intermet, which manufactures cast metal parts for automobiles. The company defaulted on its debt due to intense raw materials pricing pressure, particularly for steel. We sold out of the position. In addition, several of the Fund's technology holdings lagged, due to a negative short-term outlook and softness in the second and third quarters. These included Maxtor, which makes storage products, and Cymer, which offers laser light sources for semiconductor manufacturers. The company saw a decline in expectations for corporate information technology spending. Finally, Freeport McMoRan, which produces copper and gold, declined due to short-term volatility in commodities prices.

Q: What is your outlook?

A: We remain optimistic that the economy should continue to grow near its long-term historical average during the coming year. While the Fed is likely to continue to raise short-term rates, we expect any increases to be gradual. In addition, we think that defaults should remain below long-term averages, providing solid support for high-yield bonds. Because the high-yield market has experienced such a run-up in the recent past, we have been able to find what we believe is the best value in the higher-quality tiers of the market. We think they should be better insulated if financial market volatility increases. Although convertible securities detracted from Fund performance, we believe that, over time, they offer an opportunity to

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   participate in the future growth of the underlying stocks, making the asset class attractive to long-term-oriented investors.

   Investments in high yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed income securities in the fund will generally fall. Conversely, when interest rates fall the prices of fixed income securities in the Fund will generally rise. When concentrating on one issuer, the portfolio is sensitive to changes in the value of these securities. Investments in the fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. These risks may increase share price volatility.


Investments in high yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed income securities in the Fund will generally fall. Conversely, when interest rates fall the prices of fixed income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/04
--------------------------------------------------------------------------------

      Shares                                                                    Value
                    CONVERTIBLE PREFERRED STOCKS - 3.6%
                    Materials - 2.8%
                    Construction Materials - 0.4%
    729,650         TXI Capital Trust I, 5.5%, 6/30/28                 $   34,439,480
                                                                       --------------
                    Diversified Metals & Mining - 2.4%
199,000,000         Freeport-McMoRan Copper & Gold, Inc. (144A)        $  188,055,000
                                                                       --------------
                    Total Materials                                    $  222,494,480
                                                                       --------------
                    Technology Hardware & Equipment - 0.1%
    115,200         General Cable Corp., 5.75%, 11/24/13               $    8,366,400
                                                                       --------------
                    Total Technology Hardware & Equipment              $    8,366,400
                                                                       --------------
                    Utilities - 0.7%
    902,850         CMS Energy Corp., 4.5%, (144A)                     $   52,816,725
                                                                       --------------
                    Total Utilities                                    $   52,816,725
                                                                       --------------
                    TOTAL CONVERTIBLE PREFERRED STOCKS
                    (Cost $281,564,307)                                $  283,677,605
                                                                       --------------
   Principal
     Amount
                    CONVERTIBLE CORPORATE BONDS - 38.5%
                    Capital Goods - 5.0%
                    Aerospace & Defense - 1.1%
$35,025,000         Alliant Tech Systems, Inc., 2.75%, 2/15/24
                        (144A)                                         $   35,200,125
 39,235,000         EDO Corp., 5.25%, 4/15/07+                             41,491,012
 10,650,000         United Industries Corp., 3.75%, 9/15/24 (144A)         11,675,063
                                                                       --------------
                                                                       $   88,366,200
                                                                       --------------
                    Building Products - 0.5%
 38,580,000         Lennox International, 6.25%, 6/1/09 (b)            $   43,161,375
                                                                       --------------
                    Construction & Engineering - 1.3%
 44,110,000         Quanta Services, Inc., 4.0%, 7/1/07 (b)+           $   41,794,225
 59,375,000         Quanta Services, Inc., 4.5%, 10/1/23+                  61,230,469
                                                                       --------------
                                                                       $  103,024,694
                                                                       --------------
                    Construction, Farm Machinery & Heavy Trucks - 0.7%
 40,100,000         Wabash National Corp., 3.25%, 8/1/08+              $   58,846,750
                                                                       --------------


14 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Principal
     Amount                                                                  Value
                  Electrical Component & Equipment - 1.1%
$192,640,000      Roper Industries, Inc., 1.4813%, 1/15/34 (b)      $   91,744,800
                                                                    --------------
                  Industrial Machinery - 0.1%
   4,480,000      Kaydon Corp., 4.0%, 5/23/23                       $    5,292,000
                                                                    --------------
                  Total Capital Goods                               $  390,435,819
                                                                    --------------
                  Energy - 0.6%
  36,770,000      McMoran Exploration Co., 6.0%, 7/2/08+            $   46,238,275
                                                                    --------------
                  Total Energy                                      $   46,238,275
                                                                    --------------
                  Health Care Equipment & Services - 1.7%
                  Health Care Equipment - 0.9%
  34,600,000      Epix Medical, Inc., 3.0%, 6/15/24 (144A)          $   29,885,750
  52,350,000      Wilson Greatbatch Technology, 2.25%,
                  6/15/13+                                              43,188,750
                                                                    --------------
                                                                    $   73,074,500
                                                                    --------------
                  Health Care Facilities - 0.8%
  33,505,000      Community Health Systems, 4.25%, 10/15/08         $   34,593,912
  26,972,000      Lifepoint Hospitals Holdings, 4.5%, 6/1/09            26,702,280
                                                                    --------------
                                                                    $   61,296,192
                                                                    --------------
                  Total Health Care Equipment & Services            $  134,370,692
                                                                    --------------
                  Materials - 8.8%
                  Commodity Chemicals - 1.8%
  82,080,000      Millennium Chemicals, Inc., 4.0%, 11/15/23
                  (144A)+                                           $  148,667,400
                                                                    --------------
                  Diversified Metals & Mining - 3.5%
  89,900,000      Freeport McMoRan Copper & Gold, Inc., 7.0%,
                  2/11/11                                           $  130,242,625
  72,850,000      Inco, Ltd., 3.5%, 3/14/52 (b)                        108,728,625
  22,550,000      Massey Energy Co., 4.75%, 5/15/23                     36,756,500
                                                                    --------------
                                                                    $  275,727,750
                                                                    --------------
                  Gold - 1.5%
  51,650,000      Coeur D'Alene Mines Corp., 1.25%, 1/15/24 (b)     $   48,615,562
  55,690,000      Placer Dome, Inc., 2.75%, 10/15/23                    71,213,587
                                                                    --------------
                                                                    $  119,829,149
                                                                    --------------
                  Specialty Chemicals - 0.7%
  93,205,000      RPM International, Inc., 1.389%, 5/13/33          $   51,379,256
                                                                    --------------

 The accompanying notes are an integral part of these financial statements. 15

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/04                                   (continued)
--------------------------------------------------------------------------------

   Principal
    Amount                                                                      Value
                 Steel - 1.2%
$ 4,500,000      Graftech International, 1.625%, 1/15/24 (144A)+       $    4,106,250
 99,895,000      Graftech International, 1.625%, 1/15/24+                  91,154,187
                                                                       --------------
                                                                       $   95,260,437
                                                                       --------------
                 Total Materials                                       $  690,863,992
                                                                       --------------
                 Media - 1.6%
  1,821,000      Interpublic Group Companies, 4.5%, 3/15/23
                 (144A)                                                $    2,294,460
 97,923,000      Interpublic Group Companies, 4.5%, 3/15/23               123,382,980
                                                                       --------------
                 Total Media                                           $  125,677,440
                                                                       --------------
                 Pharmaceuticals & Biotechnology - 6.3%
                 Biotechnology - 2.4%
 63,690,000      Cubist Pharmaceuticals, 5.5%, 11/1/08                 $   58,754,025
 54,552,000      CV Therapeutics, 4.75%, 3/7/07+                           55,165,710
 37,600,000      CV Therapeutics, 2.0%, 5/16/23+                           29,516,000
 32,286,000      Enzon, Inc., 4.5%, 7/1/08                                 30,389,197
 14,549,000      Human Genome Sciences, 3.75%, 3/15/07 (b)                 14,203,461
                                                                       --------------
                                                                       $  188,028,393
                                                                       --------------
                 Pharmaceuticals - 3.9%
167,585,000      Ivax Corp., 4.5%, 5/15/08                             $  167,794,481
 36,450,000      KV Pharmaceuticals Co., 2.5%, 5/16/33 (144A)              37,862,437
    980,000      KV Pharmaceuticals Co., 2.5%, 5/16/33                      1,017,975
 17,670,000      Ligand Pharmaceuticals, 6.0%, 11/16/07 (b)                28,006,950
 10,500,000      Valeant Pharmaceuticals, Inc., 3.0%, 8/16/10 (b)          11,011,875
  5,000,000      Valeant Pharmaceuticals, Inc., 4.0%, 11/15/13 (b)          5,287,500
 56,757,000      Vertex Pharmaceuticals, Inc., 5.75%, 2/15/11
                 (144A)                                                    59,240,119
                                                                       --------------
                                                                       $  310,221,337
                                                                       --------------
                 Total Pharmaceuticals & Biotechnology                 $  498,249,730
                                                                       --------------
                 Real Estate - 0.8%
 42,940,000      LNR Property Corp., 5.5%, 3/1/23 (144A)               $   60,008,650
                                                                       --------------
                 Total Real Estate                                     $   60,008,650
                                                                       --------------
                 Retailing - 0.6%
  5,500,000      Pep Boys-Manny Moe Jack, 4.25%, 6/1/07                $    5,500,000
 39,380,000      Sonic Automotive, Inc., 5.25%, 5/7/09                     38,493,950
                                                                       --------------
                 Total Retailing                                       $   43,993,950
                                                                       --------------

16 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Principal
    Amount                                                                 Value
                 Semiconductors - 5.6%
                 Semiconductor Equipment - 3.3%
$39,016,000      Advanced Energy Industries, Inc., 5.25%,
                 11/15/06                                         $   38,284,450
 59,350,000      Axcelis Technologies, 4.25%, 1/15/07 (b)             58,311,375
 86,187,000      Brooks Automation, Inc., 4.75%, 6/1/08               83,278,189
 17,058,000      Cymer, Inc., 3.5%, 2/15/09                           16,823,452
 45,952,000      EMCORE Corp., 5.0%, 5/15/11+                         41,529,120
 20,106,000      FEI Co., 5.5%, 8/15/08                               20,332,192
                                                                  --------------
                                                                  $  258,558,778
                                                                  --------------
                 Semiconductors - 2.3%
145,670,000      Conexant Systems, Inc., 4.0%, 2/1/07 (b)         $  124,729,937
 23,330,000      LSI Logic Corp., 4.0%, 5/15/10 (b)                   21,113,650
 35,802,000      Triquint Semiconductor, 4.0%, 3/1/07                 34,504,178
  4,000,000      Vitesse Semiconductor, 1.50%, 10/1/24 (144A)          4,035,000
                                                                  --------------
                                                                  $  184,382,765
                                                                  --------------
                 Total Semiconductors                             $  442,941,543
                                                                  --------------
                 Software & Services - 1.4%
                 Application Software - 1.0%
 43,650,000      Mentor Graphics, 6.875%, 6/15/07                 $   45,286,875
 35,800,000      Serena Software, Inc., 1.5%, 12/15/23 (b)            37,769,000
                                                                  --------------
                                                                  $   83,055,875
                                                                  --------------
                 IT Consulting & Other Services - 0.4%
 38,900,000      Safeguard Scientifics, 2.625%, 3/15/24           $   28,056,625
                                                                  --------------
                 Total Software & Services                        $  111,112,500
                                                                  --------------
                 Technology Hardware & Equipment - 6.0%
                 Communications Equipment - 1.6%
 60,100,000      Adaptec, Inc., 0.75%, 12/22/23 (b)               $   58,672,625
  7,600,000      Commscope, Inc., 1.0%, 3/15/24 (144A)                 7,989,500
 11,450,000      Finisar Corp., 5.25%, 10/15/08+                      10,061,687
 63,370,000      Finisar Corp., 2.50%, 10/15/10+                      51,329,700
                                                                  --------------
                                                                  $  128,053,512
                                                                  --------------
                 Computer Storage & Peripherals - 0.2%
 16,300,000      Maxtor Corp., 6.8%, 4/30/10                      $   14,568,125
                                                                  --------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/04                                   (continued)
--------------------------------------------------------------------------------

    Principal
      Amount                                                                    Value
                    Electronic Equipment & Instruments - 1.5%
$22,246,000         Electro Scientific Industries, 4.25%, 12/21/06     $   22,079,155
 34,690,000         Flir Systems, Inc., 3.0%, 6/1/23 (b)                   49,606,700
 40,280,000         Veeco Instruments, 4.125%, 12/21/08                    39,424,050
  3,000,000         Vishay Intertechnology, 3.625%, 8/1/23                  3,191,250
                                                                       --------------
                                                                       $  114,301,155
                                                                       --------------
                    Electronic Manufacturing Services - 2.3%
185,684,000         SCI Systems, Inc., 3.0%, 3/15/07 (b)               $  179,417,165
                                                                       --------------
                    Technology Distributors - 0.5%
 38,800,000         Bell Microproducts, Inc., 3.75%, 3/5/24+           $   40,352,000
                                                                       --------------
                    Total Technology Hardware & Equipment              $  476,691,957
                                                                       --------------
                    Utilities - 0.1%
 10,550,000         CMS Energy Corp., 3.375%, 7/15/23 (144A)           $   11,816,000
                                                                       --------------
                    Total Utilities                                    $   11,816,000
                                                                       --------------
                    TOTAL CONVERTIBLE CORPORATE BONDS
                    (Cost $2,810,492,551)                              $3,032,400,548
                                                                       --------------
      Shares        COMMON STOCKS - 0.1%
                    Energy - 0.0%
    618,581         Semco Energy, Inc.                                 $    3,272,293
                                                                       --------------
                    Total Energy                                       $    3,272,293
                                                                       --------------
                    Semiconductors - 0.1%
  2,552,700         EMCORE Corp.+                                      $    3,777,996
                                                                       --------------
                    Total Semiconductors                               $    3,777,996
                                                                       --------------
                    TOTAL COMMON STOCKS
                    (Cost $21,116,546)                                 $    7,050,289
                                                                       --------------
   Principal
     Amount
                    CORPORATE BONDS - 52.9%
                    Automobiles & Components - 0.2%
$19,400,000         Goodyear Tire & Rubber, 7.857%, 8/15/11 (b)        $   18,381,500
                                                                       --------------
                    Total Automobiles & Components                     $   18,381,500
                                                                       --------------

18 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Principal
     Amount                                                                Value
                  Capital Goods - 5.6%
                  Aerospace & Defense - 2.7%
$126,888,000      DRS Technologies, Inc., 6.875%, 11/1/13         $  133,232,400
  33,715,000      Esterline Technologies, 7.75%, 6/15/13              36,327,913
   9,175,000      L-3 Communications Holdings, 6.125%,
                  7/15/13                                              9,519,063
  37,290,000      L-3 Communications Holdings, 6.125%,
                  1/15/14                                             38,595,150
                                                                  --------------
                                                                  $  217,674,526
                                                                  --------------
                  Industrial Machinery - 2.9%
 103,250,000      JLG Industries, Inc., 8.375%, 6/15/12 (b)       $  108,412,500
  30,025,000      Manitowoc Co., Inc., 10.5%, 8/1/12                  34,716,406
  40,995,000      Manitowoc Co., Inc., 7.125%, 11/1/13                43,967,138
  23,700,000      Mueller Industries, Inc., 6.0%, 11/1/14             23,317,814
  15,137,000      SPX Corp., 7.5%, 1/1/13                             16,196,590
                                                                  --------------
                                                                  $  226,610,448
                                                                  --------------
                  Total Capital Goods                             $  444,284,974
                                                                  --------------
                  Consumer Durables & Apparel - 0.2%
  15,470,000      Beazer Homes USA, 6.5%, 11/15/13                $   15,702,050
                                                                  --------------
                  Total Consumer Durables & Apparel               $   15,702,050
                                                                  --------------
                  Energy - 5.2%
                  Oil & Gas Equipment and Services - 0.5%
  11,650,000      Grant Prideco Escrow, 9.0%, 12/15/09            $   13,077,125
  21,173,000      Transmontaigne, Inc., 9.125%, 6/1/10                23,554,963
                                                                  --------------
                                                                  $   36,632,088
                                                                  --------------
                  Oil & Gas Refining, Marketing & Transportation - 4.7%
   2,500,000      Frontier Oil Corp., 6.625%, 10/1/11 (144A)      $    2,587,500
  85,719,000      Tesoro Petroleum Corp., 9.625%, 11/1/08 (b)         94,505,198
 235,680,000      Tesoro Petroleum Corp., 9.625%, 4/1/12 (b)         275,156,400
                                                                  --------------
                                                                  $  372,249,098
                                                                  --------------
                  Total Energy                                    $  408,881,186
                                                                  --------------
                  Health Care Equipment & Services - 2.6%
                  Health Care Equipment - 0.0%
   4,500,000      Bio-Rad Laboratories, 7.5%, 8/15/13             $    4,871,250
                                                                  --------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/04                                   (continued)
--------------------------------------------------------------------------------

   Principal
    Amount                                                                  Value
                 Health Care Facilities - 1.7%
$14,150,000      HCA, Inc., 7.875%, 2/1/11                           $ 15,662,819
 13,117,000      HCA, Inc., 6.3%, 10/1/12                              13,277,460
 14,201,000      HCA, Inc., 6.25%, 2/15/13                             14,308,757
 21,645,000      HCA, Inc., 6.75%, 7/15/13                             22,507,337
 18,525,000      HCA, Inc., 7.69% 6/15/25                              18,714,140
  1,000,000      HCA, Inc., 7.58%, 9/15/25                                996,749
  8,445,000      HCA, Inc., 7.05%, 12/1/27                              7,899,031
 44,500,000      HCA, Inc., 7.5%, 11/6/33 (b)                          44,551,887
                                                                     ------------
                                                                     $137,918,180
                                                                     ------------
                 Health Care Supplies - 0.7%
  3,420,000      Fisher Scientific International, 8.125%, 5/1/12     $  3,813,300
  1,600,000      Fisher Scientific International, 8.0%, 9/1/13          1,804,000
 51,470,000      Inverness Medical Innovation, 8.75%, 2/15/12
                 (144A)                                                53,014,100
                                                                     ------------
                                                                     $ 58,631,400
                                                                     ------------
                 Total Health Care Equipment & Services              $201,420,830
                                                                     ------------
                 Materials - 15.7%
                 Commodity Chemicals - 3.0%
 51,525,000      Arco Chemical Co., 9.8%, 2/1/20                     $ 57,192,750
  2,500,000      Lyondell Chemical Co., 9.875%, 5/1/07                  2,743,750
  8,315,000      Lyondell Chemical Co., 11.125%, 7/15/12                9,801,306
 21,000,000      Lyondell Chemical Co., 10.50%, 6/1/13 (b)             24,780,000
 67,605,000      Nova Chemicals Corp., 7.4%, 4/1/09                    74,027,475
  2,495,000      Nova Chemicals Corp., 6.5%, 1/15/12                    2,625,988
 50,370,000      Nova Chemicals Corp., 7.875%, 9/15/25                 51,377,400
 19,150,000      Nova Chemicals Corp., 7.25%, 8/15/28                  19,437,250
                                                                     ------------
                                                                     $241,985,919
                                                                     ------------
                 Construction Materials - 2.7%
183,535,000      Texas Industries, Inc., 10.25%, 6/15/11             $211,065,250
                                                                     ------------
                 Diversified Metals & Mining - 1.0%
 81,535,000      Freeport-McMoRan Copper & Gold, 6.875%,
                 2/1/14                                              $ 79,496,625
  3,000,000      Massey Energy Co., 6.625%, 11/15/10                    3,127,500
                                                                     ------------
                                                                     $ 82,624,125
                                                                     ------------

20 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Principal
    Amount                                                                   Value
                 Metal & Glass Containers - 3.5%
$44,000,000      Crown Cork and Seal Co., Inc., 7.375%,
                 12/15/26                                           $   40,260,000
156,371,000      Crown Holdings, 9.5%, 3/1/11                          178,262,940
 48,830,000      Crown Holdings, 10.875%, 3/1/13                        57,985,625
                                                                    --------------
                                                                    $  276,508,565
                                                                    --------------
                 Paper Products - 4.5%
 88,920,000      Bowater Canada Finance, 7.95%, 11/15/11            $   96,212,418
  8,250,000      Bowater, Inc. 9.5%, 10/15/12                            9,551,264
195,740,000      Bowater, Inc., 6.5%, 6/15/13 (b)                      196,245,988
 30,270,000      Bowater, Inc., 9.375%, 12/15/21                        34,555,929
 20,125,000      Smurfit Capital Funding Plc, 7.5%, 11/20/25            20,225,625
                                                                    --------------
                                                                    $  356,791,224
                                                                    --------------
                 Specialty Chemicals - 0.9%
  4,000,000      Millennium America, Inc., 9.25%, 6/15/08           $    4,460,000
 67,835,000      Millennium America, Inc., 7.625%, 11/15/26             65,121,600
                                                                    --------------
                                                                    $   69,581,600
                                                                    --------------
                 Total Materials                                    $1,238,556,683
                                                                    --------------
                 Media - 2.2%
158,125,000      Interpublic Group Companies, 7.25%, 8/15/11        $  173,522,896
                                                                    --------------
                 Total Media                                        $  173,522,896
                                                                    --------------
                 Pharmaceuticals & Biotechnology - 1.8%
142,540,000      Valeant Pharmaceuticals, 7.0%, 12/15/11            $  145,390,800
                                                                    --------------
                 Total Pharmaceuticals & Biotechnology              $  145,390,800
                                                                    --------------
                 Real Estate - 9.1%
                 Real Estate Investment Trusts - 5.0%
 56,070,000      BF Saul Real Estate Investment Trust, 7.5%,
                 3/1/14                                             $   57,331,575
 39,246,000      Crescent Real Estate, 7.5%, 9/15/07                    40,521,495
129,430,000      Crescent Real Estate, 9.25%, 4/15/09                  140,431,550
 60,776,000      Meristar Hospitality Corp., 9.0%, 1/15/08 (b)          63,814,800
 46,289,000      Meristar Hospitality Corp., 9.125%, 1/15/11            49,297,785
 34,559,000      Meristar Hospitality Corp., 10.5%, 6/15/09 (b)         38,014,900
                                                                    --------------
                                                                    $  389,412,105
                                                                    --------------

The accompanying notes are an integral part of these financial statements.   21

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/04                                   (continued)
--------------------------------------------------------------------------------

   Principal
     Amount                                                             Value
                  Real Estate Management & Development - 4.1%
$115,230,000      Forest City Enterprises, 7.625%, 6/1/15        $122,143,800
  28,365,000      LNR Property Corp., 7.625%, 7/15/13              31,626,975
 154,430,000      LNR Property Corp., 7.25%, 10/15/13             169,873,000
                                                                 ------------
                                                                 $323,643,775
                                                                 ------------
                  Total Real Estate                              $713,055,880
                                                                 ------------
                  Retailing - 1.6%
                  Department Stores - 1.2%
  97,017,000      J.C. Penney Co., Inc., 7.625%, 3/1/97          $102,231,664
                                                                 ------------
                  Specialty Stores - 0.3%
  21,305,000      Sonic Automotive, Inc., 8.625%, 8/15/13        $ 22,530,038
                                                                 ------------
                  Total Retailing                                $124,761,702
                                                                 ------------
                  Technology Hardware & Equipment - 4.2%
                  Communications Equipment - 1.1%
  15,264,000      Corning Glass, 8.875%, 3/15/16                 $ 17,637,537
     875,000      Corning, Inc., 5.9%, 3/15/14                        870,023
  16,300,000      Corning, Inc., 6.2%, 3/15/16                     16,326,162
  23,340,000      Corning, Inc., 8.875%, 8/16/21                   26,024,333
   1,000,000      Lucent Technologies, Inc., 6.5%, 1/15/28            855,000
  33,730,000      Lucent Technologies, Inc., 6.45%, 3/15/29        28,965,638
                                                                 ------------
                                                                 $ 90,678,693
                                                                 ------------
                  Electronic Equipment & Instruments - 0.8%
  59,280,000      General Cable Corp., 9.5%, 11/15/10            $ 66,986,400
                                                                 ------------
                  Office Electronics - 0.3%
  25,426,000      Xerox Corp., 8.0%, 2/1/27                      $ 25,426,000
                                                                 ------------
                  Technology Distributors - 1.9%
  32,445,000      Arrow Electronic, Inc., 6.875%, 7/1/13         $ 35,647,159
  76,316,000      Arrow Electronic, Inc., 6.875%, 6/1/18           82,379,154
  29,856,000      Arrow Electronic, Inc., 7.5%, 1/15/27            32,264,424
                                                                 ------------
                                                                 $150,290,737
                                                                 ------------
                  Total Technology Hardware & Equipment          $333,381,830
                                                                 ------------
                  Transportation - 0.7%
  47,650,000      Petroleum Helicopters, 9.375%, 5/1/09          $ 51,521,563
                                                                 ------------
                  Total Transportation                           $ 51,521,563
                                                                 ------------

22 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Principal
     Amount                                                                   Value
                   Utilities - 3.8%
                   Electric Utilities - 3.7%
$29,352,000        Allegheny Energy Supply, 7.8%, 3/15/11 (b)        $   32,360,580
 82,105,000        Allegheny Energy Supply, 8.25%, 4/15/12
                     (144A)                                              92,573,388
  6,710,000        CMS Energy Corp., 8.9%, 7/15/08                        7,481,650
 55,632,000        CMS Energy Corp., 7.5%, 1/15/09                       59,665,320
 49,575,000        CMS Energy Corp., 7.75%, 8/1/10                       54,284,625
 43,478,000        CMS Energy Corp., 8.5%, 4/15/11                       49,347,530
                                                                     --------------
                                                                     $  295,713,093
                                                                     --------------
                   Water Utilities - 0.1%
  6,471,000        National Waterworks Co., 10.5%, 12/1/12           $    7,263,698
                                                                     --------------
                   Total Utilities                                   $  302,976,791
                                                                     --------------
                   TOTAL CORPORATE BONDS
                   (Cost $3,863,755,058)                             $4,171,838,685
                                                                     --------------
                   TEMPORARY CASH INVESTMENTS - 6.1%
                   Repurchase Agreement - 3.3%
257,000,000        UBS Warburg, Inc., 1.75%, dated 10/29/04,
                     repurchase price of $257,000,000 plus
                     accrued interest on 11/1/04 collateralized by
                     $148,158,000 U.S.Treasury Bill, 1.875%
                     1/31/06 and $112,489,000 U.S. Treasury
                     Bill, 2.25%, 4/30/06                            $  257,000,000
                                                                     --------------
     Shares
                   Securities Lending Collateral - 2.8%
222,858,023        Securities Lending Investment Fund, 1.76%         $  222,858,023
                                                                     --------------
                   TOTAL TEMPORARY CASH INVESTMENTS
                   (Cost $479,858,023)                               $  479,858,023
                                                                     --------------
                   TOTAL INVESTMENT IN SECURITIES - 101.2%
                   (Cost $7,456,786,485) (a)                         $7,974,825,150
                                                                     --------------
                   OTHER ASSETS AND LIABILITIES - (1.2)%             $  (93,615,356)
                                                                     --------------
                   TOTAL NET ASSETS - 100.0%                         $7,881,209,794
                                                                     ==============

The accompanying notes are an integral part of these financial statements.   23

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/04                                   (continued)
--------------------------------------------------------------------------------

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2004, the value of these securities amounted to $801,827,466 or 10.17% of net assets.

+ Investment currently held by the Fund in convertible bonds, when if converted, would represent 5% or more of the outstanding voting stock of such company and, is deemed to be an affiliate of the Fund.

(a) At October 31, 2004, the net unrealized gain on investments based on the cost for federal income tax purposes of $7,459,059,986 was as follows:

     Aggregate gross nrealized gain for all investments in which
     there is an excess of value over tax cost                      $ 653,874,210
     Aggregate gross unrealized loss for all investments in which
     there is an excess of tax cost over value                       (138,109,046)
                                                                    -------------
     Net unrealized gain                                            $ 515,765,164
                                                                    =============

(b)  At October 31, 2004, the following securities were out on loan:

  Principal                                                            Market
    Amount      Description                                            Value
$1,000,000      Adaptec, Inc., 0.75%, 12/22/23                    $    960,272
 8,800,000      Allegheny Energy Supply, 7.8%, 3/15/11               9,701,826
 5,661,000      Axcelis Technologies, 4.25%, 1/15/07                 5,561,933
12,750,000      Bowater, Inc., 6.5%, 6/15/13                        12,782,959
 6,950,000      Coeur D'Alene Mines Corp., 1.25%, 1/15/24            6,541,687
29,214,000      Conexant Systems, Inc., 4.0%, 2/1/07                25,014,487
   430,099      Corning, Inc., 3.5%, 11/1/08*                          512,810
 2,590,000      Flir Systems, Inc., 3.0%, 6/1/23                     3,703,700
14,452,000      Goodyear Tire & Rubber, 7.857%, 8/15/11             13,693,270
 4,564,000      HCA, Inc., 7.5%, 11/6/33                             4,569,322
   450,000      Human Genome Sciences, 3.75%, 3/15/07                  439,312
 6,453,000      Inco, Ltd., 3.5%, 3/14/52                            9,631,103
18,076,000      JLG Industries, Inc., 8.375%, 6/15/12               18,979,800
   134,000      Lennox International, 6.25%, 6/1/09                    149,913
 5,762,000      Ligand Pharmaceuticals, 6.0%, 11/16/07               9,132,770
 6,953,000      LSI Logic Corp., 4.0%, 5/15/10                       6,292,465
15,000,000      Lyondell Chemical Co., 10.50%, 6/1/13               17,700,000
   100,000      Meristar Hospitality Corp., 10.5%, 6/15/09             110,000
 3,805,000      Meristar Hospitality Corp., 9.0%, 1/15/08            3,995,250
 5,500,000      Quanta Services, Inc., 4.0%, 7/1/07                  5,211,250
   500,000      Roper Industries, Inc., 1.4813%, 1/15/34               238,125
13,708,000      SCI Systems, Inc., 3.0%, 3/15/07                    13,245,355
 1,036,000      Serena Software, Inc., 1.5%, 12/15/23                1,092,980
 4,029,000      Tesoro Petroleum Corp., 9.625%, 11/1/08              4,441,973
24,436,000      Tesoro Petroleum Corp., 9.625%, 4/1/12              28,529,030
 7,875,000      Valeant Pharmaceuticals, Inc., 3.0%, 8/16/10         8,258,906
 3,750,000      Valeant Pharmaceuticals, Inc., 4.0%, 11/15/13        3,965,625
                                                                  ------------
                Total                                             $214,456,123
                                                                  ============

* Indicates unsettled sale as of 10/31/04

Purchases and sales of securities (excluding temporary cash investments) for the year ended 10/31/2004 aggregated $3,487,329,823 and $3,718,227,408 respectively.


24   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 10/31/04
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities of unaffiliated issuers, at value
     (including securities loaned of $214,456,123)
     (cost $6,698,280,543)                                       $7,206,375,618
  Investment in securities of affiliated issuers, at value
     (cost $758,505,942)                                            768,449,532
                                                                 --------------
       Total investment in securities (cost $7,456,786,485)      $7,974,825,150
  Cash                                                               45,443,346
  Receivables -
     Investment securities sold                                      38,026,290
     Fund shares sold                                                30,259,456
     Dividends and interest                                         122,190,900
                                                                 --------------
       Total assets                                              $8,210,745,142
                                                                 --------------
LIABILITIES:
  Payables -
     Investment securities purchased                             $   62,407,244
     Fund shares repurchased                                         18,208,428
     Dividends                                                       15,814,701
     Upon return of securities loaned                               222,858,023
  Due to affiliates                                                   9,991,838
  Accrued expenses                                                      255,114
                                                                 --------------
       Total liabilities                                         $  329,535,348
                                                                 --------------
NET ASSETS:
  Paid-in capital                                                $7,117,992,867
  Distributions in excess of net investment income                  (16,004,211)
  Accumulated net realized gain on investments                      261,182,473
  Net unrealized gain on investments                                518,038,665
                                                                 --------------
       Total net assets                                          $7,881,209,794
                                                                 ==============
NET ASSET VALUE PER SHARE:
(No Par Value, unlimited number of shares authorized)
  Class A (based on $3,512,328,226/299,379,213 shares)           $        11.73
                                                                 ==============
  Class B (based on $1,778,848,250/151,029,344 shares)           $        11.78
                                                                 ==============
  Class C (based on $2,430,735,945/204,578,806 shares)           $        11.88
                                                                 ==============
  Class R (based on $6,975,729/541,514 shares)                   $        12.88
                                                                 ==============
  Class Y (based on $152,321,644/13,019,290 shares)              $        11.70
                                                                 ==============
MAXIMUM OFFERING PRICE:
  Class A ($11.73\95.5%)                                         $        12.28
                                                                 ==============


The accompanying notes are an integral part of these financial statements.   25

Pioneer High Yield Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 10/31/04

INVESTMENT INCOME:
  Interest (including income from affiliated issuers
   of $28,146,107)                                      $531,702,473
  Dividends                                                4,080,218
  Income from securities loaned, net                       1,115,190
                                                        ------------
       Total investment income                                            $536,897,881
                                                                          -------------
EXPENSES:
  Management fees                                       $ 46,789,971
  Transfer agent fees and expenses
     Class A                                               5,369,447
     Class B                                               3,239,731
     Class C                                               3,870,505
     Class R                                                   2,359
     Class Y                                                  86,647
  Distribution fees
     Class A                                               8,847,377
     Class B                                              18,491,703
     Class C                                              25,116,037
     Class R                                                  18,541
  Administrative reimbursements                            1,477,202
  Custodian fees                                             362,993
  Registration fees                                          364,239
  Professional fees                                          256,693
  Printing expense                                           171,732
  Fees and expenses of nonaffiliated trustees                157,771
  Interest expense                                           182,053
  Miscellaneous                                              238,875
                                                        ------------
       Total expenses                                                     $115,043,876
       Less fees paid indirectly                                              (100,715)
                                                                          -------------
       Net expenses                                                       $114,943,161
                                                                          -------------
         Net investment income                                            $421,954,720
                                                                          -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments (including net
   realized gain from affiliated issuers of $48,386,841)                  $307,442,234
  Change in net unrealized gain on investment                             (159,958,949)
                                                                          -------------
   Net gain on investments                                                $147,483,285
                                                                          -------------
   Net increase in net assets resulting from operations                   $569,438,005
                                                                          =============

26   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 10/31/04 and 10/31/03, respectively

                                                              Year Ended          Year Ended
                                                               10/31/04            10/31/03
FROM OPERATIONS:
  Net investment income                                   $    421,954,720    $    385,072,078
  Net realized gain on investments                             307,442,234          76,899,364
  Change in net unrealized gain on investments                (159,958,949)      1,146,096,837
                                                          ----------------    ----------------
   Net increase in net assets resulting from
     operations                                           $    569,438,005    $  1,608,068,279
                                                          ----------------    ----------------
DISTRIBUTIONS TO SHAREOWNERS:
  Net investment income:
   Class A ($0.69 and $0.79 per share, respectively)      $   (207,753,340)   $   (165,880,856)
   Class B ($0.60 and $0.71 per share, respectively)           (94,173,413)        (94,090,533)
   Class C ($0.61 and $0.72 per share, respectively)          (127,733,930)       (110,592,957)
   Class R ($0.71 and $0.41 per share, respectively)              (188,934)             (2,767)
   Class Y ($0.73 and $0.83 per share, respectively)           (10,025,762)         (6,422,054)
  Net realized gain:
   Class A ($0.07 and $0.01 per share, respectively)           (21,389,641)         (2,552,816)
   Class B ($0.07 and $0.01 per share, respectively)           (11,228,837)         (1,491,980)
   Class C ($0.07 and $0.01 per share, respectively)           (15,050,073)         (1,886,004)
   Class R ($0.07 and $0.01 per share, respectively)               (16,407)               (139)
   Class Y ($0.07 and $0.01 per share, respectively)              (987,540)           (131,145)
                                                          ----------------    ----------------
     Total distributions to shareowners                   $   (488,547,877)   $   (383,051,251)
                                                          ----------------    ----------------
FROM FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares                        $  2,874,548,328    $  4,963,329,806
  Reinvestment of distributions                                265,254,089         182,592,371
  Cost of shares repurchased                                (3,061,724,642)     (1,782,282,171)
                                                          ----------------    ----------------
   Net increase in net assets resulting from Fund
     share transactions                                   $     78,077,775    $  3,363,640,006
                                                          ----------------    ----------------
   Net increase in net assets                             $    158,967,903    $  4,588,657,034
                                                          ----------------    ----------------
NET ASSETS:
  Beginning of year                                       $  7,722,241,891    $  3,133,584,857
                                                          ----------------    ----------------
  End of year (including distributions in excess of net
   investment income of $16,004,211 and $0,
   respectively)                                          $  7,881,209,794    $  7,722,241,891
                                                          ================    ================


The accompanying notes are an integral part of these financial statements.   27

Pioneer High Yield Fund
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS                                 (continued)
--------------------------------------------------------------------------------

                                    '04 Shares         '04 Amount         '03 Shares         '03 Amount
CLASS A
Shares sold                         153,839,991    $  1,818,119,560       237,583,680    $  2,511,909,249
Reinvestment of distributions        12,507,451         147,141,553         9,218,419          98,219,011
Less shares repurchased            (149,081,660)     (1,751,533,458)     (102,611,104)     (1,106,704,023)
                                   ------------    ----------------      ------------    ----------------
  Net increase                       17,265,782    $    213,727,655       144,190,995    $  1,503,424,237
                                   ============    ================      ============    ================
CLASS B
Shares sold                          20,522,033    $    243,089,044        80,360,767    $    838,691,207
Reinvestment of distributions         3,860,717          45,537,969         3,277,265          34,873,710
Less shares repurchased             (34,105,385)       (402,358,194)      (20,754,975)       (224,281,726)
                                   ------------    ----------------      ------------    ----------------
  Net increase (decrease)            (9,722,635)   $   (113,731,181)       62,883,057    $    649,283,191
                                   ============    ================      ============    ================
CLASS C
Shares sold                          60,197,208    $    720,770,114       136,136,058    $  1,446,297,628
Reinvestment of distributions         5,537,904          65,934,247         4,228,084          45,550,009
Less shares repurchased             (66,962,907)       (794,773,881)      (36,949,716)       (404,426,229)
                                   ------------    ----------------      ------------    ----------------
  Net increase (decrease)            (1,227,795)   $     (8,069,520)      103,414,426    $  1,087,421,408
                                   ============    ================      ============    ================
CLASS R (a)
Shares sold                             746,498    $      9,661,707            15,792    $        189,191
Reinvestment of distributions            14,155             181,498               236               2,898
Less shares repurchased                (235,154)         (3,043,344)              (13)               (162)
                                   ------------    ----------------      ------------    ----------------
  Net increase                          525,499    $      6,799,861            16,015    $        191,927
                                   ============    ================      ============    ================
CLASS Y
Shares sold                           7,024,206    $     82,907,903        15,486,156    $    166,242,531
Reinvestment of distributions           549,544           6,458,822           365,482           3,946,743
Less shares repurchased              (9,391,890)       (110,015,765)       (4,274,371)        (46,870,031)
                                   ------------    ----------------      ------------    ----------------
  Net increase (decrease)            (1,818,140)   $    (20,649,040)       11,577,267    $    123,319,243
                                   ============    ================      ============    ================

(a) Class R shares were first publicly offered on April 1, 2003.

28   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Year Ended     Year Ended
                                                             10/31/04       10/31/03
CLASS A
Net asset value, beginning of period                        $    11.59     $     9.14
                                                            ----------     ----------
Increase (decrease) from investment operations:
 Net investment income                                      $     0.66     $     0.80
 Net realized and unrealized gain (loss) on investments           0.24           2.45
                                                            ----------     ----------
  Net increase (decrease) from investment operations        $     0.90     $     3.25
Distributions to shareowners:
 Net investment income                                           (0.69)         (0.79)
 Net realized gain                                               (0.07)         (0.01)
                                                            ----------     ----------
Net increase (decrease) in net asset value                  $     0.14     $     2.45
                                                            ----------     ----------
Net asset value, end of period                              $    11.73     $    11.59
                                                            ==========     ==========
Total return*                                                     7.98%         36.83%
Ratio of net expenses to average net assets+                      1.02%          1.06%
Ratio of net investment income to average net assets+             5.63%          7.30%
Portfolio turnover rate                                             44%            38%
Net assets, end of period (in thousands)                    $3,512,328     $3,268,359
Ratios with no waiver of management fees by
PIM and no reduction for fees paid indirectly:
 Net expenses                                                     1.02%          1.06%
 Net investment income                                            5.63%          7.30%
Ratios with waiver of management fees by
PIM and reduction for fees paid indirectly:
 Net expenses                                                     1.02%          1.06%
 Net investment income                                            5.63%          7.30%

                                                             Year Ended    Year Ended    Year Ended
                                                              10/31/02      10/31/01    10/31/00 (a)
CLASS A
Net asset value, beginning of period                         $   10.41      $  11.35      $  9.65
                                                             ---------      --------      -------
Increase (decrease) from investment operations:
 Net investment income                                       $    0.96      $   1.08      $  0.96
 Net realized and unrealized gain (loss) on investments          (1.24)        (0.62)        1.94
                                                             ---------      --------      -------
  Net increase (decrease) from investment operations         $   (0.28)     $   0.46      $  2.90
Distributions to shareowners:
 Net investment income                                           (0.99)        (1.06)       (1.05)
 Net realized gain                                                   -         (0.34)       (0.15)
                                                             ---------      --------      -------
Net increase (decrease) in net asset value                   $   (1.27)     $  (0.94)     $  1.70
                                                             ---------      --------      -------
Net asset value, end of period                               $    9.14      $  10.41      $ 11.35
                                                             =========      ========      =======
Total return*                                                    (3.53)%        4.32%       31.12%
Ratio of net expenses to average net assets+                      1.03%         0.96%        0.95%
Ratio of net investment income to average net assets+             9.20%         9.54%        8.96%
Portfolio turnover rate                                             29%           24%          57%
Net assets, end of period (in thousands)                     $1,260,074     $345,825      $57,592
Ratios with no waiver of management fees by
PIM and no reduction for fees paid indirectly:
 Net expenses                                                     1.10%         1.24%        1.94%
 Net investment income                                            9.13%         9.26%        7.97%
Ratios with waiver of management fees by
PIM and reduction for fees paid indirectly:
 Net expenses                                                     1.03%         0.93%        0.88%
 Net investment income                                            9.20%         9.57%        9.03%

(a) Pioneer Investment Management, Inc. assumed investment management of the Fund on February 25, 2000. Prior to that date, the Fund was advised by EQSF Advisors, Inc.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Year Ended     Year Ended    Year Ended   Year Ended    2/25/00 to
                                                             10/31/04       10/31/03      10/31/02     10/31/01    10/31/00 (a)
CLASS B
Net asset value, beginning of period                        $    11.63     $     9.16     $ 10.45      $  11.41     $ 11.34
                                                            ----------     ----------     -------      --------     -------
Increase (decrease) from investment operations:
 Net investment income                                      $     0.57     $     0.72     $  0.88      $   1.00     $  0.69
 Net realized and unrealized gain (loss) on investments           0.25           2.47       (1.25)        (0.63)       0.08
                                                            ----------     ----------     -------      --------     -------
  Net increase (decrease) from investment operations        $     0.82     $     3.19     $ (0.37)     $   0.37     $  0.77
Distributions to shareowners:
 Net investment income                                           (0.60)         (0.71)      (0.92)        (0.99)      (0.70)
 Net realized gain                                               (0.07)         (0.01)          -         (0.34)          -
                                                            ----------     ----------     -------      --------     -------
Net increase (decrease) in net asset value                  $     0.15     $     2.47     $ (1.29)     $  (0.96)    $  0.07
                                                            ----------     ----------     -------      --------     -------
Net asset value, end of period                              $    11.78     $    11.63     $  9.16      $  10.45     $ 11.41
                                                            ==========     ==========     =======      ========     =======
Total return*                                                     7.22%         35.94%      (4.20)%        3.45%       7.04%
Ratio of net expenses to average net assets+                      1.79%          1.85%       1.80%         1.72%       1.47%**
Ratio of net investment income to average net assets+             4.87%          6.58%       8.43%         8.70%       8.44%**
Portfolio turnover                                                  44%            38%         29%           24%         57%
Net assets, end of period (in thousands)                    $1,778,848     $1,868,749     $896,904     $326,596     $46,069
Ratios with no waiver of management fees by
PIM and no reduction for fees paid indirectly:
 Net expenses                                                     1.79%          1.85%       1.87%         2.00%       2.19%**
 Net investment income                                            4.87%          6.58%       8.37%         8.42%       7.92%**
Ratios with waiver of management fees by
PIM and reduction for fees paid indirectly:
 Net expenses                                                     1.79%          1.85%       1.79%         1.69%       1.40%**
 Net investment income                                            4.87%          6.58%       8.44%         8.73%       8.50%**

(a)  Class B Shares were first publicly offered on February 28, 2000.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Year Ended     Year Ended    Year Ended   Year Ended    2/25/00 to
                                                             10/31/04       10/31/03      10/31/02     10/31/01     10/31/00(a)
CLASS C
Net asset value, beginning of period                        $    11.73     $     9.25     $ 10.55      $  11.51      $ 11.34
                                                            ----------     ----------     -------      --------      -------
Increase (decrease) from investment operations:
 Net investment income                                      $     0.58     $     0.72     $  0.90      $   1.01      $  0.69
 Net realized and unrealized gain (loss) on investments           0.25           2.47       (1.27)        (0.63)        0.19
                                                            ----------     ----------     -------      --------      -------
  Net increase (decrease) from investment operations        $     0.83     $     3.21     $ (0.37)     $   0.38      $  0.88
Distributions to shareowners:
 Net investment income                                           (0.61)         (0.72)      (0.93)        (1.00)       (0.71)
 Net realized gain                                               (0.07)         (0.01)          -         (0.34)           -
                                                            ----------     ----------     -------      --------      -------
Net increase (decrease) in net asset value                  $     0.15     $     2.48     $ (1.30)     $  (0.96)     $  0.17
                                                            ----------     ----------     -------      --------      -------
Net asset value, end of period                              $    11.88     $    11.73     $  9.25      $  10.55      $ 11.51
                                                            ==========     ==========     =======      ========      =======
Total return*                                                     7.20%         35.77%      (4.27)%        3.50%        7.98%
Ratio of net expenses to average net assets+                      1.77%          1.82%       1.77%         1.69%        1.47%**
Ratio of net investment income to average net assets+             4.89%          6.53%       8.45%         8.67%        8.41%**
Portfolio turnover rate                                             44%            38%         29%           24%          57%
Net assets, end of period (in thousands)                    $2,430,736     $2,413,415     $946,866     $219,142      $20,788
Ratios with no waiver of management fees by
PIM and no reduction for fees paid indirectly:
 Net expenses                                                     1.77%          1.82%       1.83%         1.97%        2.15%**
 Net investment income                                            4.89%          6.53%       8.39%         8.39%        7.72%**
Ratios with waiver of management fees by
PIM and reduction for fees paid indirectly:
 Net expenses                                                     1.77%          1.82%       1.75%         1.66%        1.39%**
 Net investment income                                            4.89%          6.53%       8.46%         8.70%        8.48%**

(a) Class C Shares were first publicly offered on February 28, 2000.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were into account.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended     4/1/03 to
                                                            10/31/04     10/31/03 (a)
CLASS R
Net asset value, beginning of period                        $ 12.66       $ 11.18
                                                            -------       -------
Increase from investment operations:
  Net investment income                                     $  0.71       $  0.44
  Net realized and unrealized gain on investments              0.29          1.46
                                                            -------       -------
   Net increase from investment operations                  $  1.00       $  1.90
Distributions to shareowners:
  Net investment income                                       (0.71)        (0.41)
  Net realized gain                                           (0.07)        (0.01)
                                                            -------       -------
Net increase in net asset value                             $  0.22       $  1.48
                                                            -------       -------
Net asset value, end of period                              $ 12.88       $ 12.66
                                                            =======       =======
Total return*                                                  8.06%        17.27%
Ratio of net expenses to average net assets+                   1.25%         1.17%**
Ratio of net investment income to average net assets+          5.23%         6.48%**
Portfolio turnover rate                                          44%           38%
Net assets, end of period (in thousands)                    $ 6,976       $   203
Ratios with waiver of management fees by
PIM and reduction for fees paid indirectly:
  Net expenses                                                 1.25%         1.17%**
  Net investment income                                        5.23%         6.48%**

(a) Class R Shares were first publicly offered on April 1, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

32   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended   Year Ended   Year Ended   Year Ended    2/25/00 to
                                                            10/31/04     10/31/03     10/31/02     10/31/01    10/31/00 (a)
CLASS Y
Net asset value, beginning of period                        $  11.56     $   9.12     $ 10.39      $ 11.32      $ 11.34
                                                            --------     --------     -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                      $   0.70     $   0.85     $  0.97      $  1.06      $  0.74
 Net realized and unrealized gain (loss) on investments         0.24         2.43       (1.22)       (0.61)       (0.02)
                                                            --------     --------     -------      -------      -------
  Net increase (decrease) from investment operations        $   0.94     $   3.28     $ (0.25)     $  0.45      $  0.72
Distributions to shareowners:
 Net investment income                                         (0.73)       (0.83)      (1.02)       (1.04)       (0.74)
 Net realized gain                                             (0.07)       (0.01)          -        (0.34)           -
                                                            --------     --------     -------      -------      -------
Net increase (decrease) in net asset value                  $   0.14     $   2.44     $ (1.27)     $ (0.93)     $ (0.02)
                                                            --------     --------     -------      -------      -------
Net asset value, end of period                              $  11.70     $  11.56     $  9.12      $ 10.39      $ 11.32
                                                            ========     ========     =======      =======      =======
Total return*                                                   8.37%       37.26%      (3.14)%       4.28%        6.56%
Ratio of net expenses to average net assets+                    0.67%        0.71%       0.71%        0.62%        0.35%**
Ratio of net investment income to average net assets+           5.99%        7.45%       9.59%       10.04%        6.59%**
Portfolio turnover rate                                           44%          38%         29%          24%          57%
Net assets, end of period (in thousands)                    $152,322     $171,517     $29,740      $ 3,340      $ 1,769
Ratios with no waiver of management fees by
PIM and no reduction for fees paid indirectly:
 Net expenses                                                   0.67%        0.71%       0.78%        0.92%        1.06%**
 Net investment income                                          5.99%        7.45%       9.53%        9.74%        6.11%**
Ratios with waiver of management fees by
PIM and reduction for fees paid indirectly:
 Net expenses                                                   0.67%        0.71%       0.70%        0.59%        0.29%**
 Net investment income                                          5.99%        7.45%       9.61%       10.07%        6.63%**

(a) Class Y Shares were first publicly offered on February 28, 2000.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/04
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer High Yield Fund (the Fund), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Effective February 25, 2000, the Fund was reorganized as a Delaware statutory trust. The reorganization had no effect on the Fund's operations. The investment objective of the Fund is to maximize total return through a combination of income and capital appreciation.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R, and Class Y shares. Class B, Class C, and Class Y shares were first publicly offered on February 25, 2000. Class R shares were first publicly offered April 1, 2003. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Fixed income securities with remaining maturity of more than 60 days are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees and may include yield equivalents or a pricing matrix. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer accurately reflects the value of the security. As of October 31, 2004, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

   Discount and premium on debt securities are accreted or amortized daily, respectively, on a yield-to-maturity basis and are included in interest income with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   The Fund invests in below investment grade (high yield) debt securities and preferred stocks. Some of these high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/04                               (continued)
--------------------------------------------------------------------------------

The tax character of distributions paid during the years ended October 31, 2004 and 2003 were as follows:

--------------------------------------------------------------------------------
                                                        2004            2003
                                                  ---------------   ------------
  Distributions paid from:
   Ordinary Income                                $482,068,242      $376,989,167
   Long-Term capital gain                            6,479,635         6,062,084
                                                  ------------      ------------
    Total                                         $488,547,877      $383,051,251
                                                  ============      ============
--------------------------------------------------------------------------------

The following shows the components of distributable earnings on a federal income tax basis at October 31, 2004.

--------------------------------------------------------------------------------
                                                                       2004
                                                                  ------------
  Undistributed ordinary income                                   $ 25,454,735
  Dividend payable                                                 (15,814,701)
  Undistributed long-term gain                                     237,811,729
  Unrealized appreciation                                          515,765,164
                                                                  ------------
    Total                                                         $763,216,927
                                                                  ============
--------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and interest accruals on preferred stocks.

   At October 31, 2004, the Fund reclassified $1,916,448 to decrease distributions in excess of net investment income and $1,916,448 to decrease accumulated net realized gain on investments to reflect permanent book/tax differences. This reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $1,491,445 in underwriting commissions on the sale of Class A shares during the year ended October 31, 2004.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

D. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (See Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (See Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

   The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

E. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/04                               (continued)
--------------------------------------------------------------------------------

F. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Effective February 1, 2004, management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million, 0.65% of the next $500 million, 0.60% of the next $4 billion, 0.55% of the next $1 billion, 0.50% of the next $1 billion, 0.45% of the next $1 billion, 0.40% of the next $1 billion, 0.35% of the next $1 billion, and 0.30% of assets over $10 billion. Prior to February 1, 2004, management fees were calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million; 0.65% of the next $500 million; and 0.60% of the excess over $1 billion.

Through October 31, 2005, PIM may recover expenses that it incurred under PIM's prior expense limitation (within three years of being incurred) from the Fund to the extent the expense ratio of the Fund's Class A shares is less than 1.00%. Each class will reimburse PIM no more than the amount by which that class' expenses were reduced. Prior to November 1, 2002, under an expense limit and reimbursement agreement, PIM had agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit the Class A expenses to 1.00% of average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B, Class C, and Class Y shares were reduced only to the extent that such expenses were reduced for Class A shares. From February 25, 2000 to May 1, 2001, PIM's expense limitation was 0.75% of average daily net assets attributable to Class A shares. For the year ended October 31, 2004, $1,556,823 is subject to such potential reimbursement by the Fund.

Pioneer High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At October 31, 2004, approximately $4,106,724 was payable to PIM related to management fees and administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $1,455,631 in transfer agent fees payable to PIMSS at October 31, 2004.

4. Distribution and Service Plans
The Fund adopted Plans of Distribution with respect to Class A, Class B, Class C and Class R Shares (Class A Plan, Class B Plan, Class C Plan and Class R
Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A Shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $4,429,483 in distribution fees payable to PFD at October 31, 2004. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of

Pioneer High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/04                               (continued)
--------------------------------------------------------------------------------

purchase (12 months for shares purchased prior to February 1, 2004). Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the year ended October 31, 2004, CDSCs in the amount of $5,236,838 were paid to PFD.

5. Expense Offset Arrangements
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the year ended October 31, 2004 the Fund's expenses were reduced by $100,715 under such arrangements.

6. Line of Credit Facility
The Fund has a $225 million committed, unsecured revolving line of credit facility. The Fund may borrow up to the lesser of $225 million or the limit set by its prospectus for borrowings. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. The Fund pays a quarterly commitment fee for this facility.

For the year ended October 31, 2004, the average daily amount of borrowings outstanding during the period was $11,076,268. The related weighted average annualized interest rate for the period was 1.5%, and the total interest expense on such borrowings was $182,053. As of October 31, 2004, there were no borrowings outstanding.

7. Affiliated Companies
The Fund's investments in the following securities, when and if converted into voting stock, will exceed 5% of the outstanding voting stock of the issuer and are therefore considered to be affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund as of, and for the year ended, October 31, 2004:

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                               Purchases       Sales of
                                                Principal     of Shares/        Shares/
                                               Balance at      Principal       Principal
Affiliates                                       11/1/03        Amount          Amount
-------------------------------------------- -------------- -------------- ----------------
Adaptec, Inc., 3.0%, 3/5/07                   $ 66,931,000   $              $  66,931,000
Adaptec, Inc., 3.0%, 3/5/07 (144A)              39,600,000   $              $  39,600,000
Alpharma, Inc., 5.75%, 4/1/05                   22,480,000   $              $  22,480,000
Alpharma, Inc., 3.0%, 6/1/06                    67,998,000   $              $  67,998,000
Bell Microproducts, Inc., 3.75%, 3/5/24                  -   $ 38,800,000   $           -
CV Therapeutics, 4.75%, 3/7/07                  87,369,000   $ 20,200,000   $  53,017,000
CV Therapeutics, 2.0%, 05/16/23                 37,600,000   $          -   $           -
EDO Corp., 5.25%, 4/15/07                       57,835,000   $          -   $  18,600,000
EMCORE Corp., 5.0%, 5/15/11                              -   $ 45,952,000   $           -
EMCORE Corp.                                             -      4,381,555       1,828,855
Finisar Corp., 5.25%, 10/15/08                   1,000,000   $ 11,450,000   $   1,000,000
Finisar Corp., 2.5%, 10/15/10                   41,175,000   $ 22,195,000   $           -
Graftech International, 1.625%, 1/15/24                  -   $ 99,895,000   $           -
Graftech International, 1.625%, 1/15/24
  (144A)                                                 -   $108,794,998   $ 104,294,998
K-V Pharmaceutical, 2.5%, 5/16/33 (144A) *      36,450,000   $              $
Ligand Pharmaceutical, 6.0%, 11/16/07 *         23,950,000   $              $   6,280,000
McMoran Exploration Co., 6.0%, 7/2/08           36,770,000   $          -   $           -
Millennium Chemicals, Inc., 4.0%, 11/15/23
  (144A)                                                 -   $ 83,580,000   $   1,500,000
Quanta Services, Inc., 4.0%, 7/1/07             33,440,000   $ 10,670,000   $           -
Quanta Services, Inc., 4.5%, 10/1/23            53,250,000   $  9,095,000   $   2,970,000
Veeco Instruments, 4.125%,12/21/08 *            66,004,000   $              $  25,724,000
Wabash National Corp., 3.25%, 8/1/08
  (144A)                                        36,000,000   $              $  36,000,000
Wabash National Corp., 3.25%, 8/1/08                     -   $ 40,100,000   $           -
Wilson Greatbatch Technology., 2.25%,
  6/15/13                                                -   $ 52,350,000   $           -
                                              ------------   ------------   -------------
Totals                                        $707,852,000   $547,463,553   $ 448,223,853
                                              ============   ============   =============

                                                                               Shares/
                                                 Realized                     Principal
                                               gain (loss)      Interest      Amount at       Value at
Affiliates                                       on sales        Income       10/31/04        10/31/04
-------------------------------------------- --------------- ------------- -------------- ---------------
Adaptec, Inc., 3.0%, 3/5/07                   $  4,439,295    $   384,303   $          -   $          -
Adaptec, Inc., 3.0%, 3/5/07 (144A)            $  6,033,383    $   301,891   $          -              -
Alpharma, Inc., 5.75%, 4/1/05                 $    710,030    $   330,331   $          -              -
Alpharma, Inc., 3.0%, 6/1/06                  $ 12,719,304    $    90,298   $          -              -
Bell Microproducts, Inc., 3.75%, 3/5/24       $               $   953,833   $ 38,800,000     40,352,000
CV Therapeutics, 4.75%, 3/7/07                $  6,075,215    $ 3,994,153   $ 54,552,000     55,165,710
CV Therapeutics, 2.0%, 05/16/23               $               $   721,058   $ 37,600,000     29,516,000
EDO Corp., 5.25%, 4/15/07                     $    551,978    $ 2,898,306   $ 39,235,000     41,491,013
EMCORE Corp., 5.0%, 5/15/11                   $               $ 1,577,535   $ 45,952,000     41,529,120
EMCORE Corp.                                    (5,727,838)   $         -      2,552,700      3,777,996
Finisar Corp., 5.25%, 10/15/08                $   (116,587)   $   458,974   $ 11,450,000     10,061,688
Finisar Corp., 2.5%, 10/15/10                 $               $   874,263   $ 63,370,000     51,329,700
Graftech International, 1.625%, 1/15/24       $               $ 1,255,329   $ 99,895,000     91,154,187
Graftech International, 1.625%, 1/15/24
  (144A)                                      $               $     2,128   $  4,500,000      4,106,250
K-V Pharmaceutical, 2.5%, 5/16/33 (144A) *    $               $   911,383   $ 36,450,000     37,862,437
Ligand Pharmaceutical, 6.0%, 11/16/07 *       $ 12,344,852    $ 1,242,016   $ 17,670,000     28,006,950
McMoran Exploration Co., 6.0%, 7/2/08         $               $ 2,935,478   $ 36,770,000     46,238,275
Millennium Chemicals, Inc., 4.0%, 11/15/23
  (144A)                                      $               $ 1,875,723   $ 82,080,000    148,667,400
Quanta Services, Inc., 4.0%, 7/1/07           $               $ 1,743,450   $ 44,110,000     41,794,225
Quanta Services, Inc., 4.5%, 10/1/23          $   (396,857)   $ 1,576,785   $ 59,375,000     61,230,469
Veeco Instruments, 4.125%,12/21/08 *          $  7,703,265    $ 1,943,593   $ 40,280,000     39,424,050
Wabash National Corp., 3.25%, 8/1/08
  (144A)                                      $    289,000    $   293,193   $          -              -
Wabash National Corp., 3.25%, 8/1/08          $               $   867,801   $ 40,100,000     58,846,750
Wilson Greatbatch Technology., 2.25%,
  6/15/13                                     $               $   914,283   $ 52,350,000     43,188,750
                                              ------------    -----------   ------------   ------------
Totals                                        $ 44,625,040    $28,146,107   $712,691,700   $768,449,532
                                              ============    ===========   ============   ============

* No longer an affiliate of the Fund as of 10/31/04, should not be included in the calculation for the statement of assets and liabilities and are excluded from the "Value at 10/31/04" totals.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/04                             (continued)
--------------------------------------------------------------------------------

8. Subsequent Event

On December 10, 2004, the Fund acquired all of the net assets of Safeco High-Yield Bond Fund ("Safeco Fund"), a series of the Safeco Taxable Bond Trust, pursuant to an Agreement and Plan of Reorganization approved by the shareholders of the Safeco Fund on December 8, 2004. The shareholders of the Safeco Fund will receive the Fund's Investor Class shares, a new share class, in exchange for the net assets of the Safeco Fund. The acquisition is intended to result in no income, gain or loss being recognized for United States federal income tax purposes. The Board of Trustees of the Fund, including its Independent Trustees, approved the acquisition.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer High Yield Fund

We have audited the statement of assets and liabilities, including the schedule of investments, of Pioneer High Yield Fund (the "Fund") as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended October 31, 2001 were audited by other auditors who have ceased operations and whose report, dated December 7, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer High Yield Fund at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
December 10, 2004

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

U.S. Equity                                  Asset Allocation
Pioneer Fund                                 Pioneer Ibbotson Moderate
Pioneer Balanced Fund                         Allocation Fund
Pioneer Equity Income Fund                   Pioneer Ibbotson Growth
Pioneer Growth Shares                         Allocation Fund
Pioneer Mid Cap Growth Fund                  Pioneer Ibbotson Aggressive
Pioneer Mid Cap Value Fund                    Allocation Fund
Pioneer Oak Ridge Large Cap
 Growth Fund
Pioneer Oak Ridge Small Cap                  International/Global Equity
 Growth Fund                                 Pioneer Emerging Markets Fund
Pioneer Papp America-Pacific                 Pioneer Europe Select Fund
 Rim Fund                                    Pioneer Europe Fund
Pioneer Papp Small and Mid Cap               Pioneer International Equity Fund
 Growth Fund                                 Pioneer International Value Fund
Pioneer Papp Stock Fund
Pioneer Papp Strategic
 Growth Fund                                 Fixed Income
Pioneer Real Estate Shares                   Pioneer America Income Trust
Pioneer Research Fund*                       Pioneer Bond Fund
Pioneer Small Cap Value Fund                 Pioneer Global High Yield Fund
Pioneer Small Company Fund                   Pioneer High Yield Fund
Pioneer Value Fund                           Pioneer Short Term Income Fund
                                             Pioneer Strategic Income Fund
                                             Pioneer Tax Free Income Fund

                                             Money Market
                                             Pioneer Cash Reserves Fund**


* Name change effective December 11, 2003. Formerly known as Pioneer Core Equity Fund.


** An investment in the Fund is not insured or guaranteed by the Federal Deposit
   Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 65 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's website at http://www.sec.gov.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                           Positions Held           Term of Office and    Principal Occupation            Other Directorships Held
Name and Age               With the Fund            Length of Service     During Past Five Years          by this Trustee
John F. Cogan, Jr. (78)*   Chairman of the Board,   Since 1999.           Deputy Chairman and a Director  Director of Harbor Global
                           Trustee and President    Serves until          of Pioneer Global Asset         Company, Ltd.
                                                    retirement or         Management S.p.A. ("PGAM");
                                                    removal               Non-Executive Chairman and a
                                                                          Director of Pioneer Investment
                                                                          Management USA Inc.
                                                                          ("PIM-USA"); Chairman and a
                                                                          Director of Pioneer; Director
                                                                          of Pioneer Alternative
                                                                          Investment Management Limited
                                                                          (Dublin); President and a
                                                                          Director of Pioneer
                                                                          Alternative Investment
                                                                          Management (Bermuda) Limited
                                                                          and affiliated funds;
                                                                          President and Director of
                                                                          Pioneer Funds Distributor,
                                                                          Inc. ("PFD"); President of all
                                                                          of the Pioneer Funds; and Of
                                                                          Counsel (since 2000, partner
                                                                          prior to 2000), Wilmer Cutler
                                                                          Pickering Hale and Dorr LLP
                                                                          (counsel to PIM-USA and the
                                                                          Pioneer Funds)

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
===================================================================================================================================
Osbert M. Hood (52)**      Trustee and              Since June, 2003.     President and Chief Executive   None
                           Executive Vice           Serves until          Officer, PIM-USA since May
                           President                retirement or         2003 (Director since January
                                                    removal               2001); President and Director
                                                                          of Pioneer since May 2003;
                                                                          Chairman and Director of
                                                                          Pioneer Investment Management
                                                                          Shareholder Services, Inc.
                                                                          ("PIMSS") since May 2003;
                                                                          Executive Vice President of
                                                                          all of the Pioneer Funds since
                                                                          June 2003; Executive Vice
                                                                          President and Chief Operating
                                                                          Officer of PIM-USA, November
                                                                          2000 to May 2003; Executive
                                                                          Vice President, Chief
                                                                          Financial Officer and
                                                                          Treasurer, John Hancock
                                                                          Advisers, L.L.C., Boston, MA,
                                                                          November 1999 to November
                                                                          2000; Senior Vice President
                                                                          and Chief Financial Officer,
                                                                          John Hancock Advisers, L.L.C.,
                                                                          April 1997 to November 1999

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
===================================================================================================================================

Pioneer High Yield Fund
-------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------

                               Positions Held   Term of Office and    Principal Occupation During     Other Directorships Held
Name, Age and Address          With the Fund    Length of Service     Past Five Years                 by this Trustee
Mary K. Bush (56)              Trustee          Since 1999.           President, Bush International   Director of Brady Corporation
3509 Woodbine Street,                           Serves until          (international financial        (industrial identification
Chevy Chase, MD 20815                           retirement or         advisory firm)                  and specialty coated material
                                                removal                                               products manufacturer),
                                                                                                      Millennium Chemicals, Inc.
                                                                                                      (commodity chemicals),
                                                                                                      Mortgage Guaranty Insuranc
                                                                                                      Corporation, and R.J. Reynolds
                                                                                                      Tobacco Holdings, Inc.
                                                                                                      (tobacco)
===================================================================================================================================
Richard H. Egdahl, M.D. (77)   Trustee          Since 1999.           Alexander Graham Bell           None
Boston University Healthcare                    Serves until          Professor of Health Care
Entrepreneurship Program,                       retirement or         Entrepreneurship, Boston
53 Bay State Road,                              removal               University; Professor of
Boston, MA 02215                                                      Management, Boston University
                                                                      School of Management;
                                                                      Professor of Public Health,
                                                                      Boston University School of
                                                                      Public Health; Professor of
                                                                      Surgery, Boston University
                                                                      School of Medicine; and
                                                                      University Professor, Boston
                                                                      University
===================================================================================================================================
Margaret B.W. Graham (57)      Trustee          Since 1999.           Founding Director, The          None
1001 Sherbrooke Street West,                    Serves until          Winthrop Group, Inc.
Montreal, Quebec, Canada                        retirement or         (consulting firm); Professor
H3A 1G5                                         removal               of Management, Faculty of
                                                                      Management, McGill University
===================================================================================================================================
Marguerite A. Piret (56)       Trustee          Since 1999.           President and Chief Executive   Director of New America
One Boston Place, 28th Floor,                   Serves until          Officer, Newbury, Piret &       High Income Fund, Inc.
Boston, MA 02108                                retirement or         Company, Inc. (investment       (closed-end investment
                                                removal               banking firm)                   company)
===================================================================================================================================



Pioneer High Yield Fund
-------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)
-------------------------------------------------------------------------------

                          Positions Held    Term of Office and      Principal Occupation During     Other Directorships Held
Name, Age and Address     With the Fund     Length of Service       Past Five Years                 by this Trustee
Stephen K. West (76)      Trustee           Since 1999.             Senior Counsel, Sullivan &      Director, The Swiss
125 Broad Street,                           Serves until            Cromwell (law firm)             Helvetia Fund, Inc.
New York, NY 10004                          retirement or                                           (closed-end investment
                                            removal                                                 company) and
                                                                                                    AMVESCAP PLC
                                                                                                    (investment managers)
===================================================================================================================================
John Winthrop (68)        Trustee           Since 1999.             President, John Winthrop &      None
One North Adgers Wharf,                     Serves until            Co., Inc. (private investment
Charleston, SC 29401                        retirement or           firm)
                                            removal
===================================================================================================================================

Pioneer High Yield Fund
-------------------------------------------------------------------------------
FUND OFFICERS
-------------------------------------------------------------------------------

                             Positions Held        Term of Office and      Principal Occupation During      Other Directorships Held
Name and Age                 With the Fund         Length of Service       Past Five Years                  by this Officer
Dorothy E. Bourassa (56)     Secretary             Since September,        Secretary of PIM-USA; Senior     None
                                                   2003.                   Vice President-Legal of
                                                   Serves at the           Pioneer; and Secretary/Clerk
                                                   discretion of board.    of most of PIM-USA's
                                                                           subsidiaries since October
                                                                           2000; Secretary of all of the
                                                                           Pioneer Funds since September
                                                                           2003 (Assistant Secretary from
                                                                           November 2000 to September
                                                                           2003); and Senior Counsel,
                                                                           Assistant Vice President and
                                                                           Director of Compliance of
                                                                           PIM-USA from April 1998
                                                                           through October 2000
===================================================================================================================================
Christopher J. Kelley (39)   Assistant Secretary   Since September,        Assistant Vice President and     None
                                                   2003.                   Senior Counsel of Pioneer
                                                   Serves at the           since July 2002; Vice
                                                   discretion of board.    President and Senior Counsel
                                                                           of BISYS Fund Services, Inc.
                                                                           (April 2001 to June 2002);
                                                                           Senior Vice President and
                                                                           Deputy General Counsel of
                                                                           Funds Distributor, Inc. (July
                                                                           2000 to April 2001); Vice
                                                                           President and Associate
                                                                           General Counsel from July 1996
                                                                           to July 2000; Assistant
                                                                           Secretary of all of the
                                                                           Pioneer Funds since September
                                                                           2003
===================================================================================================================================
David C. Phelan (47)         Assistant Secretary   Since September,       Partner, William Cutler          None
                                                   2003.                  Pickering Hale and Dorr LLP;
                                                   Serves at the          Assistant Secretary of all of
                                                   discretion of board.   Pioneer Funds since September
                                                                          2003
===================================================================================================================================
Vincent Nave (59)            Treasurer             Since November,        Vice President-Fund              None
                                                   2000.                  Accounting, Administration and
                                                   Serves at the          Custody Services of Pioneer
                                                   discretion of board.   (Manager from September 1996
                                                                          to February 1999); and
                                                                          Treasurer of all of the
                                                                          Pioneer Funds (Assistant
                                                                          Treasurer from June 1999 to
                                                                          November 2000)
===================================================================================================================================

Pioneer High Yield Fund
-------------------------------------------------------------------------------
FUND OFFICERS (continued)
-------------------------------------------------------------------------------

                              Positions Held        Term of Office and     Principal Occupation During      Other Directorships Held
Name and Age                  With the Fund         Length of Service      Past Five Years                  by this Officer
Mark E. Bradley (45)          Assistant Treasurer   Since November         Deputy Treasurer of Pioneer      None
                                                    2004.                  since 2004; Treasurer and
                                                    Serves at the          Senior Vice President, CDC
                                                    discretion of the      IXIS Asset Management Services
                                                    board.                 from 2002 to 2003; Assistant
                                                                           Treasurer and Vice President,
                                                                           MFS Investment Management from
                                                                           1997 to 2002; and Assistant
                                                                           Treasurer of all of the
                                                                           Pioneer Funds since November
                                                                           2004
===================================================================================================================================
Luis I. Presutti (39)         Assistant Treasurer   Since November,        Assistant Vice President-Fund    None
                                                    2000.                  Accounting, Administration and
                                                    Serves at the          Custody Services of Pioneer
                                                    discretion of board.   (Fund Accounting Manager from
                                                                           1994 to 1999); and Assistant
                                                                           Treasurer of all of the
                                                                           Pioneer Funds since November
                                                                           2000
===================================================================================================================================
Gary Sullivan (46)            Assistant Treasurer   Since May, 2002.       Fund Accounting Manager-Fund     None
                                                    Serves at the          Accounting, Administration and
                                                    discretion of board.   Custody Services of Pioneer;
                                                                           and Assistant Treasurer of all
                                                                           of the Pioneer Funds since May
                                                                           2002
===================================================================================================================================
Katherine Kim Sullivan (30)   Assistant Treasurer   Since September,       Fund Administration             None
                                                    2003.                  Manager-Fund Accounting,
                                                    Serves at the          Administration and Custody
                                                    discretion of board.   Services since June 2003;
                                                                           Assistant Vice
                                                                           President-Mutual Fund
                                                                           Operations of State Street
                                                                           Corporation from June 2002 to
                                                                           June 2003 (formerly Deutsche
                                                                           Bank Asset Management);
                                                                           Pioneer Fund Accounting,
                                                                           Administration and Custody
                                                                           Services (Fund Accounting
                                                                           Services Manager from August
                                                                           1999 to May 2002, Fund
                                                                           Accounting Supervisor from
                                                                           1997 to July 1999); Assistant
                                                                           Treasurer of all of the
                                                                           Pioneer Funds since September
                                                                           2003
===================================================================================================================================

Pioneer High Yield Fund
-------------------------------------------------------------------------------

                        Positions Held        Term of Office and       Principal Occupation During     Other Directorships Held
Name and Age            With the Fund         Length of Service        Past Five Years                 by this Officer
Martin J. Wolin (37)    Chief Compliance      Since October 2004.      Chief Compliance Officer of     None
                        Officer               Serves at the            Pioneer (Director of
                                              discretion of the        Compliance and Senior Counsel
                                              board.                   from November 2000 to
                                                                       September 2004); Vice
                                                                       President and Associate
                                                                       General Counsel of UAM Fund
                                                                       Services, Inc. (mutual fund
                                                                       administration company) from
                                                                       February 1998 to November
                                                                       2000; and Chief Compliance
                                                                       Officer of all of the Pioneer
                                                                       Funds.
===================================================================================================================================

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-55014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                          ask.pioneer@piog.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com

Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's website at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
www.pioneerfunds.com

16716-00-1204
(c) 2004 Pioneer Funds Distributor, Inc.
Underwriter of Pioneer mutual funds
Member SIPC



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filings of its Form N-1A, totaled approximately $23,900 in 2004 and approximately $23,700 in 2003.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
Fees for audit-related services provided to the Fund during the fiscal years ended October 31, 2004 and 2003 totaled $10,000 in each year and were for the reviews of the Funds semi annual financial statements.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, and tax advisory services totaled
$6,000 in 2004 and $3,600 in 2003.
Additionally, there were fees for tax
compliance services in 2003 that totaled approximately $4,100 for the 2002 tax returns.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended
October 31, 2004 and 2003.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

Aggregate Non-Audit Fees


The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled
$16,000 in 2004 and $41,000 in 2003. These
fees include services provided prior to May 6, 2003, the effective date of the pre-approval process

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.
For the years ended October 31, 2004 and 2003, there were no services provided to an affiliate that required the Funds audit committee pre-approval.

The Funds audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountants independence.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Yield Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  December 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 28, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date December 28, 2004

* Print the name and title of each signing officer under his or her signature.